Tridan Corp. Schedule Of Investments
	July 31, 2021
	Principal	Amortized	Federal Tax	Fair	Unrealized
	Amount	Cost	Cost	Value	Gain (Loss)

New York Municipal Bonds

N.Y.S. Dormitory Authority Revs
Non St
5.0% due October 01, 2029	1,090,000	1,286,551	1,286,551	1,372,648	86,097

Long Island N.Y. Power Autho Elec
5.0% due September 01, 2034	1,000,000	1,175,569	1,175,569	1,285,290	109,721

Met Transportation Authority
NY Revenue Transportation Climate Bond A 2 Agm Credit
5.0% due November 15, 2027	300,000	333,060	333,060	355,734	22,674

New York New York City Transitional Future
Tax Secured Subordinated Series E 1
(Par Call February 1, 2026)
5.25% due February 1, 2031	1,000,000	1,119,848	1,119,848	1,197,130	77,282

NY St Urban Development Corporation Revenue
Revenue St Personal Income Tax Series A
5.0% due March 15, 2031	750,000	841,138	841,138	923,190	82,052

NYS Dormitory Authority Revenues
Non School Dists Bond Financing Program Series A
(Par Call October 1, 2026)
5.0% due October 1, 2033	1,000,000	1,096,577	1,096,577	1,217,860	121,283

New York St Dormitory Authority Sales Tax
Revenue St Supporteducation Debt Series C
5.0% due March 15, 2035	1,250,000	1,405,642	1,405,642	1,581,112	175,470

Triborough Bridge And Tunnel Authority N
General Mta Bridges And Tunnels
5.0% due November 15, 2035	1,015,000	1,129,691	1,129,691	1,254,814	125,123

Erie County NY Fiscal
Stability Sales Tax And St Aid Secured Series A
5.0% due June 15, 2024	165,000	180,503	180,503	188,453	7,950

Metropolitan Transportation Authority New York
Refunding Transportation Climate Bond Cerified
5.0% due November 15, 2027	1,250,000	1,441,416	1,441,416	1,566,800	125,384

Erie County NY Fiscal
Stability Sales Tax And St Aid Secured Series A
(Par Call June 15, 2027)
5.0% due June 15, 2029	1,000,000	1,144,949	1,144,949	1,251,850	106,901

Brookhaven New York Refunding
4.00% due March 15, 2023	1,000,000	1,046,046	1,046,046	1,064,050	18,004

Saratoga County NY
Refunding Public Improvement
5.00% due July 15, 2023	100,000	110,715	110,715	109,642	(1,073)

New York New York City Trust Cultural Museum
Modern Art Series 1 E
4.00% due February 01, 2023	400,000	416,772	416,772	422,865	6,093

Brookhaven New York Refunding
5.00% due March 15, 2025	500,000	554,245	554,245	586,820	32,575

Erie County New York Industrial Development Agency
School Refunding City School District Buffalo Project
5.00% due May 01, 2025	750,000	851,487	851,487	881,340	29,853

New York New York City Trust Cultural
Museum Modern Art Series 1 E
4.00% due April 01, 2026	500,000	548,635	548,635	579,500	30,865

Tridan Corp. Schedule Of Investments
	July 31, 2021
	Principal	Amortized	Federal Tax	Fair	Unrealized
	Amount	Cost	Cost	Value	Gain (Loss)

New York St Environmental Facilities
Subordinated Revolving Fds Series A
5.00% due June 15, 2026	1,300,000	1,446,876	1,446,876	1,589,094	142,218

Utility Debt Securitization Restructuring Series A
5.00% due December 15, 2026	500,000	540,105	540,105	580,385	40,280

Rockville Centre New York
Refunding Public Improvement
4.0% due June 15, 2022	200,000	207,061	207,061	206,872	(189)

Rhinebeck NY Central School District
Refunding Series B
(Par Call June 15, 2023)
4.0% due June 15, 2025	535,000	547,185	547,185	572,375	25,190

Greece NY Central School District
Refunding Series B
(Par Call December 15, 2022 @100)
5.0% due December 15, 2023	500,000	515,306	515,306	532,930	17,624

N.Y.S. Dormitory Authority
St Personal Income Tax Revenue Refunding Education Series B
5.5% due March 15, 2026	200,000	223,264	223,264	247,418	24,154

Port Authority of New York and New Jersey
Consolidated Eighty Fifth Series
5.375% due March 1, 2028	135,000	136,723	136,723	159,665	22,942

Central Islip NY Union Free
School District Refunding
5.0% due July 15, 2022	750,000	770,709	770,709	784,552	13,843

Syosset NY Central School
District Refunding Series B
5.0% due December 15, 2022	125,000	126,671	126,671	133,465	6,794

Brentwood NY Union Free School
District Refunding
5.0% due January 15, 2023	430,000	437,713	437,713	460,754	23,041

Battery Park City Authority New York
Revenue Senior Series A
5.0% due January 15, 2029	140,000	143,182	143,182	155,203	12,021

Connetquot Central School District New York
District Refunding
5.0% due January 15, 2024	400,000	413,138	413,138	447,876	34,738

Syosset New York Central School District
Refunding Series B
5.0% due December 15, 2022	735,000	757,737	757,737	784,458	26,721

New York New York City Transitional Future Tax
Subordinated Subordinated Series C 1
5.0% due November 1, 2026	550,000	559,852	559,852	583,501	23,649

Utility Debt Securitization Restructuring Series E
5.0% due December 15, 2028	500,000	512,497	512,497	557,385	44,888

Western Nassau County New York Water Series A
(Par call April 01, 2025 @ 100)
5.0% due April 01, 2028	100,000	106,751	106,751	116,243	9,492

Tompkins County New York Refunding
Public Improvement Series B
(Par call December 15, 2024 @ 100)
5.0% due December 15, 2027	500,000	540,470	540,470	580,750	40,280

Tridan Corp. Schedule Of Investments
	July 31, 2021
	Principal	Amortized	Federal Tax	Fair	Unrealized
	Amount	Cost	Cost	Value	Gain (Loss)

Gates Chili New York Central School
District Refunding
(Par call June 15, 2025 @ 100)
5.0% due June 15, 2027	200,000	219,235	219,235	236,648	17,413

Mattituck Cutchogue New York Union Refunding Series A
(Par call July 15, 2025 @ 100)
5.0% due July 15, 2027	365,000	398,119	398,119	431,445	33,326

Halfmoon New York Refunding Public Improvement
(Par call June 15, 2025 @ 100)
5.0% due June 15, 2027	280,000	305,064	305,064	331,187	26,123

Putnam County New York Refunding Public Improvement
(Par call January 01, 2026 @ 100)
5.0% due January 01, 2027	135,000	149,207	149,207	163,504	14,297

Mattituck Cutchogue New York Union Refunding Series A
(Par call July 15, 2025 @ 100)
5.0% due July 15, 2026	280,000	306,626	306,626	332,063	25,437

Build Nyc Resource Corporation New York
United Jewish Appeal Federation
(Par call July 01, 2024 @ 100)
5.0% due July 01, 2025	320,000	341,999	341,999	364,346	22,347

Saratoga Springs New York Refunding
Public Improvement
(Par Call February 15, 2023 @ 100)
5.0% due February 15, 2025	225,000	235,910	235,910	241,940	6,030

Buffalo And Fort Erie New York
Public Bridge Refunding
5.0% due January 01, 2025	410,000	436,593	436,593	473,530	36,937

Bayport Blue Point New York
Union Free Refunding
5.0% due September 15, 2024	250,000	268,231	268,231	287,598	19,367

Rensselaer County New York
Refunding Public Improvement
5.0% due September 01, 2024	100,000	114,232	114,232	114,666	434

North Babylon NY UN Free School Dist
(Par call August 1, 2022 @ 100)
5.0% due August 01, 2023	250,000	255,821	255,821	261,985	6,164

Onondaga County New York Refunding
5.0% due March 15, 2024	285,000	300,258	300,258	321,970	21,712

Schenectady County New York Various Purpose
5.0% due December 15, 2022	300,000	313,167	313,167	319,971	6,804

Harrison New York Refunding Public Improvement
5.0% due December 15, 2023	100,000	111,743	111,743	111,578	(165)

St Lawrence County New York Refunding Public Improvement
5.0% due on May 15, 2026	105,000	114,000	114,000	123,213	9,213

Laurens New York Central School District Refunding
5.0% due June 15, 2028	305,000	319,773	319,773	339,267	19,494

New York St Dormitory Authority St Personal Income
Tax Revenue Refunding Education Series B
(Par Call March 15, 2018 @100)
5.5% due March 15, 2025	500,000	516,852	516,852	595,310	78,458

N.Y.S. Dormitory Authority Personal Income Tax
(Par Call August 15, 2026)
5.0% due February 15, 2033	500,000	579,842	579,842	609,990	30,148

NY NY Ref - Ser Unlimited Tax
5.0% due August 1, 2029	750,000	913,029	913,029	992,408	79,379

NY NY Ser D Sbserv Unltd Tax
5.0% due December 1, 2033	290,000	333,839	333,839	372,713	38,874

Tridan Corp. Schedule Of Investments
	July 31, 2021
	Principal	Amortized	Federal Tax	Fair	Unrealized
	Amount	Cost	Cost	Value	Gain (Loss)

N.Y.S. Dormitory Authority Revenues
Ref Cornell University
5.0% due July 1, 2031	1,000,000	1,388,039	1,388,039	1,391,780	3,741

N.Y.S. Environmental FACS
5.0% due June 15, 2035	500,000	649,476	649,476	656,830	7,354

NY ST. Dorm Auth Rev
5.0 % due July 1, 2030	500,000	681,871	681,871	680,145	(1,726)

Util Debt Securitization Auth NY
(Par Call June 15, 2026)
5.0% due December 15, 2033	100,000	118,862	118,862	121,161	2,299

NY ST Environmental Clean
5.0% due June 15, 2031	400,000	526,753	526,753	529,846	3,093

Nassau County NY Interim
5.0% due November 15, 2031	500,000	694,459	694,459	694,220	(239)

	$29,620,000	$33,261,084	$33,261,084	$35,431,338	$2,170,254